Note 20 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	2022	2021	2020
Outstanding, beginning of year	133,792	157,817	117,647
Granted	35,966	21,958	63,858
Exercised	(23,356)	(33,324)	-
Cancelled	-	-	(2,955)
Forfeited	(3,224)	(12,659)	(20,733)
Outstanding, end of year	143,178	133,792	157,817
Weighted average exercise price at end of year	$22.71	$22.28	$19.83

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2022	2021	2020
Weighted-average fair value of options granted	$6.95	$11.19	$4.83
Average dividend yield	3.64%	2.23%	2.93%
Expected volatility	40.00%	40.00%	40.00%
Risk-free interest rate	2.90%	1.00%	0.49%
Expected term (years)	7	7	7
Shares Granted	35,966	21,958	63,858
Exercise Price	$23.10	$34.60	$16.77